Derivative instruments - Provisionally priced sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	$ 9.1	$ 9.5
Unrealized	1.2	8.9
Total gain	10.3	18.4
Gold
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	(0.1)	3.2
Unrealized	0.5	0.7
Total gain	0.4	3.9
Copper
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	9.2	6.3
Unrealized	0.7	8.2
Total gain	$ 9.9	$ 14.5